ADVANCES TO SUPPLIERS (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of breakdown of advances to suppliers

	December 31,
Description	2023	2022

Local currency	118,442	90,810
Foreign currency	102,609	30,887
	221,051	121,697